INTANGIBLE ASSETS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTANGIBLE ASSETS
Cost	$ 3,357	$ 4,138
Accumulated Amortization	985	871
Net	2,372	3,267
Amortization expenses
Amortization expense for intangible assets	281	$ 280	$ 177
Expected amortization expense for intangible assets
2019	278
2020	251
2021	227
2022	205
2023	$ 186
Customer relationships
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	5.00%	3.50%
Cost	$ 762	$ 967
Accumulated Amortization	70	41
Net	$ 692	$ 926
Power purchase agreements
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	4.40%	3.50%
Cost	$ 96	$ 99
Accumulated Amortization	21	17
Net	$ 75	$ 82
Project agreement
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	4.00%	4.00%
Cost	$ 164	$ 150
Accumulated Amortization	10	3
Net	$ 154	$ 147
Software
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	11.40%	11.30%
Cost	$ 1,827	$ 1,760
Accumulated Amortization	814	714
Net	$ 1,013	$ 1,046
Other intangible assets3
INTANGIBLE ASSETS
Weighted Average Amortization Rate (as a percent)	4.10%	4.40%
Cost	$ 508	$ 1,162
Accumulated Amortization	70	96
Net	$ 438	$ 1,066